UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2020

QS

INTERNATIONAL

EQUITY FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks maximum long-term total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS International Equity Fund for the six-month reporting period ended March 31, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

II	QS International Equity Fund

Performance review

For the six months ended March 31, 2020, Class C shares of QS International Equity Fund, excluding sales charges, returned -18.60%. The Fund’s unmanaged benchmark, the MSCI EAFE Indexi, returned -16.52% for the same period. The Lipper International Multi-Cap Core Funds Category Averageii returned -17.36% over the same time frame.

Performance Snapshot as of March 31, 2020 (unaudited)
(excluding sales charges)	6 months
QS International Equity Fund:
Class A	-18.29%
Class A2	-18.38%
Class C	-18.60%
Class FI	-18.27%
Class R	-18.46%
Class I	-18.22%
Class IS	-18.12%
MSCI EAFE Index	-16.52%
Lipper International Multi-Cap Core Funds Category Average	-17.36%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2020, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 1.34%, 1.55%, 2.03%, 1.32%, 1.64%, 1.05% and 0.92%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 1.50% for Class A2 shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.55% for Class R shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the ratio of

QS International Equity Fund	III

Performance review (cont’d)

total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for Class A, Class A2, Class FI, Class R, Class I and Class IS shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2020

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 417 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	QS International Equity Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2020 and September 30, 2019. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS International Equity Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2019 and held for the six months ended March 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-18.29%	$1,000.00	$817.10	1.23%	$5.59	Class A	5.00%	$1,000.00	$1,018.85	1.23%	$6.21
Class A2	-18.38	1,000.00	816.20	1.48	6.72	Class A2	5.00	1,000.00	1,017.60	1.48	7.47
Class C	-18.60	1,000.00	814.00	2.04	9.25	Class C	5.00	1,000.00	1,014.80	2.04	10.28
Class FI	-18.27	1,000.00	817.30	1.26	5.72	Class FI	5.00	1,000.00	1,018.70	1.26	6.36
Class R	-18.46	1,000.00	815.40	1.55	7.03	Class R	5.00	1,000.00	1,017.25	1.55	7.82
Class I	-18.22	1,000.00	817.80	0.95	4.32	Class I	5.00	1,000.00	1,020.25	0.95	4.80
Class IS	-18.12	1,000.00	818.80	0.85	3.86	Class IS	5.00	1,000.00	1,020.75	0.85	4.29

2	QS International Equity Fund 2020 Semi-Annual Report

[1]	For the six months ended March 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

QS International Equity Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2020

QS International Equity Fund

Security	Shares	Value
Common Stocks — 98.2%
Communication Services — 6.9%
Diversified Telecommunication Services — 2.0%
China Unicom Hong Kong Ltd.	910,000	$521,412	(a)
Deutsche Telekom AG, Registered Shares	96,108	1,272,522	(a)
Hellenic Telecommunications Organization SA	45,000	546,636	(a)
KT Corp., ADR	48,546	377,688
Nippon Telegraph & Telephone Corp.	50,000	1,186,511	(a)
Telefonica SA	87,904	403,553	(a)
Total Diversified Telecommunication Services		4,308,322
Entertainment — 1.3%
NetEase Inc., ADR	2,000	641,920
Nintendo Co. Ltd.	3,000	1,157,082	(a)
Vivendi SA	41,022	880,194	(a)
Total Entertainment		2,679,196
Interactive Media & Services — 0.7%
Auto Trader Group PLC	128,926	700,667	(a)
Rightmove PLC	130,920	789,583	(a)
Total Interactive Media & Services		1,490,250
Media — 0.1%
Eutelsat Communications SA	21,090	220,832	(a)
Wireless Telecommunication Services — 2.8%
KDDI Corp.	63,201	1,868,100	(a)
NTT DOCOMO Inc.	72,259	2,271,474	(a)
Softbank Corp.	77,800	990,314	(a)
SoftBank Group Corp.	19,636	687,594	(a)
Total Wireless Telecommunication Services		5,817,482
Total Communication Services		14,516,082
Consumer Discretionary — 10.9%
Auto Components — 1.3%
Cie Generale des Etablissements Michelin SCA	9,906	881,687	(a)
Magna International Inc.	17,315	552,559
NGK Spark Plug Co. Ltd.	31,900	449,017	(a)
Stanley Electric Co. Ltd.	41,663	820,939	(a)
Total Auto Components		2,704,202
Automobiles — 2.3%
Honda Motor Co. Ltd.	62,037	1,395,195	(a)
Isuzu Motors Ltd.	75,800	501,736	(a)
Nissan Motor Co. Ltd.	119,022	392,933	(a)

See Notes to Financial Statements.

4	QS International Equity Fund 2020 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Automobiles — continued
Peugeot SA	47,612	$634,784	(a)
Toyota Motor Corp.	30,589	1,841,512	(a)
Total Automobiles		4,766,160
Distributors — 0.2%
Inchcape PLC	91,954	493,452	(a)
Hotels, Restaurants & Leisure — 1.3%
Aristocrat Leisure Ltd.	43,366	561,114	(a)
Melco Resorts & Entertainment Ltd., ADR	31,646	392,410
Restaurant Brands International Inc.	10,000	402,970
Sodexo SA	9,583	649,370	(a)
Wynn Macau Ltd.	495,600	749,606	(a)
Total Hotels, Restaurants & Leisure		2,755,470
Household Durables — 1.2%
Berkeley Group Holdings PLC	15,237	681,110	(a)
Sekisui House Ltd.	47,845	790,702	(a)
Sony Corp.	12,842	763,370	(a)
Vistry Group PLC	38,000	271,154	(a)
Total Household Durables		2,506,336
Internet & Direct Marketing Retail — 0.6%
Vipshop Holdings Ltd., ADR	79,582	1,239,887	*
Leisure Products — 0.5%
Bandai Namco Holdings	10,400	504,747	(a)
Sankyo Co. Ltd.	20,000	582,916	(a)
Total Leisure Products		1,087,663
Multiline Retail — 1.0%
Marui Group Co. Ltd.	35,200	590,879	(a)
Next PLC	15,597	785,634	(a)
Pan Pacific International Holdings Corp.	44,500	845,045	(a)
Total Multiline Retail		2,221,558
Specialty Retail — 0.9%
Hennes & Mauritz AB, Class B Shares	46,882	603,229	(a)
Industria de Diseno Textil SA	40,000	1,038,471	(a)
Mr Price Group Ltd.	40,617	257,559	(a)
Total Specialty Retail		1,899,259
Textiles, Apparel & Luxury Goods — 1.6%
adidas AG	7,062	1,624,598	(a)
Gildan Activewear Inc.	23,800	303,398

See Notes to Financial Statements.

QS International Equity Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS International Equity Fund

Security	Shares	Value
Textiles, Apparel & Luxury Goods — continued
LVMH Moet Hennessy Louis Vuitton SE	2,518	$934,670	(a)
Pandora A/S	16,409	534,351	(a)
Total Textiles, Apparel & Luxury Goods		3,397,017
Total Consumer Discretionary		23,071,004
Consumer Staples — 13.5%
Beverages — 2.4%
Anheuser-Busch InBev SA/NV	8,059	357,887	(a)
Asahi Group Holdings Ltd.	24,418	792,826	(a)
Coca-Cola European Partners PLC	21,277	798,526
Diageo PLC	78,276	2,507,076	(a)
Suntory Beverage & Food Ltd.	18,000	681,148	(a)
Total Beverages		5,137,463
Food & Staples Retailing — 2.2%
Alimentation Couche-Tard Inc., Class B Shares	20,000	471,115
Empire Co. Ltd., Class A Shares	39,100	764,885
Koninklijke Ahold Delhaize NV	61,847	1,447,424	(a)
Seven & i Holdings Co. Ltd.	32,800	1,083,133	(a)
Sundrug Co. Ltd.	23,900	767,060	(a)
Total Food & Staples Retailing		4,533,617
Food Products — 4.1%
a2 Milk Co. Ltd.	78,478	793,732	*(a)
Associated British Foods PLC	29,301	657,599	(a)
Nestle SA, Registered Shares	62,118	6,402,392	(a)
Tate & Lyle PLC	98,415	799,268	(a)
Total Food Products		8,652,991
Household Products — 0.5%
Essity AB, Class B Shares	32,818	1,012,019	(a)
Personal Products — 2.2%
L’Oreal SA	7,000	1,837,402	(a)
Unilever NV, CVA	57,431	2,829,626	(a)
Total Personal Products		4,667,028
Tobacco — 2.1%
British American Tobacco PLC	58,603	2,001,197	(a)
Imperial Brands PLC	45,964	851,986	(a)
KT&G Corp.	7,000	426,291	(a)
Swedish Match AB	18,873	1,079,573	(a)
Total Tobacco		4,359,047
Total Consumer Staples		28,362,165

See Notes to Financial Statements.

6	QS International Equity Fund 2020 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Energy — 3.7%
Energy Equipment & Services — 0.1%
Tenaris SA	48,572	$297,121 (a)
Oil, Gas & Consumable Fuels — 3.6%
BP PLC	116,397	495,173 (a)
Eni SpA	93,211	942,403 (a)
Imperial Oil Ltd.	24,300	274,720
Origin Energy Ltd.	124,915	334,625 (a)
Repsol SA	97,826	892,685 (a)
Royal Dutch Shell PLC, Class A Shares	147,364	2,633,310 (a)
Royal Dutch Shell PLC, Class B Shares	39,759	666,636 (a)
Santos Ltd.	173,742	376,617 (a)
Total SA	22,819	884,909 (a)
Total Oil, Gas & Consumable Fuels		7,501,078
Total Energy		7,798,199
Financials — 15.1%
Banks — 6.0%
Banco Bilbao Vizcaya Argentaria SA	303,469	970,122 (a)
Banco Santander SA	176,484	429,553 (a)
Bank Leumi Le-Israel BM	175,806	972,055 (a)
Bank of Ireland Group PLC	152,367	287,854 (a)
Bank of Nova Scotia	13,000	530,882
Bankinter SA	86,566	317,814 (a)
Barclays PLC	600,000	697,148 (a)
BNP Paribas SA	38,531	1,161,526 (a)
BOC Hong Kong Holdings Ltd.	205,000	564,897 (a)
Danske Bank A/S	36,781	416,898 (a)
Grupo Financiero Banorte SAB de CV, Class O Shares	121,100	331,816
Hang Seng Bank Ltd.	50,000	851,935 (a)
HSBC Holdings PLC	235,258	1,324,874 (a)
ING Groep NV	150,644	789,083 (a)
Lloyds Banking Group PLC	2,252,944	888,435 (a)
Mizuho Financial Group Inc.	840,400	961,814 (a)
Resona Holdings Inc.	163,000	490,480 (a)
Skandinaviska Enskilda Banken AB, Class A Shares	101,453	686,276 (a)
Total Banks		12,673,462
Capital Markets — 1.3%
Deutsche Boerse AG	8,000	1,098,946 (a)
Intermediate Capital Group PLC	35,260	390,599 (a)

See Notes to Financial Statements.

QS International Equity Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS International Equity Fund

Security	Shares	Value
Capital Markets — continued
Quilter PLC	380,916	$556,655	(a)
UBS Group AG, Registered Shares	70,000	654,251	(a)
Total Capital Markets		2,700,451
Diversified Financial Services — 0.0%
M&G PLC	50,000	69,624	*(a)
Insurance — 7.8%
Aegon NV	161,020	408,457	(a)
Ageas	21,614	899,366	(a)
AIA Group Ltd.	144,000	1,295,467	(a)
Allianz SE, Registered Shares	13,297	2,292,157	(a)
ASR Nederland NV	18,579	468,065	(a)
Aviva PLC	175,942	584,110	(a)
AXA SA	79,512	1,376,903	(a)
Baloise Holding AG, Registered Shares	4,337	569,264	(a)
Japan Post Holdings Co. Ltd.	109,900	861,021	(a)
Japan Post Insurance Co. Ltd.	42,000	521,014	(a)
Legal & General Group PLC	331,399	792,823	(a)
Manulife Financial Corp.	53,300	669,233
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered Shares	7,187	1,452,812	(a)
Prudential PLC	90,000	1,148,853	(a)
Sompo Holdings Inc.	23,400	723,820	(a)
T&D Holdings Inc.	80,000	653,155	(a)
Zurich Insurance Group AG	4,873	1,729,715	(a)
Total Insurance		16,446,235
Total Financials		31,889,772
Health Care — 13.9%
Health Care Equipment & Supplies — 1.2%
GN Store Nord A/S	14,000	626,691	(a)
Koninklijke Philips NV	29,301	1,185,950	(a)
Smith & Nephew PLC	41,000	727,569	(a)
Total Health Care Equipment & Supplies		2,540,210
Life Sciences Tools & Services — 0.7%
ICON PLC	10,815	1,470,840	*
Pharmaceuticals — 12.0%
Astellas Pharma Inc.	48,427	749,658	(a)
AstraZeneca PLC	25,000	2,233,202	(a)
Bausch Health Cos Inc.	21,900	339,401	*
Chugai Pharmaceutical Co. Ltd.	11,700	1,354,291	(a)
GlaxoSmithKline PLC	55,131	1,034,111	(a)

See Notes to Financial Statements.

8	QS International Equity Fund 2020 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Pharmaceuticals — continued
Hikma Pharmaceuticals PLC	29,314	$738,976	(a)
Merck KGaA	7,033	729,270	(a)
Novartis AG, Registered Shares	45,000	3,719,027	(a)
Novo Nordisk A/S, Class B Shares	58,679	3,539,602	(a)
Roche Holding AG	19,164	6,230,485	(a)
Sanofi	28,129	2,476,500	(a)
Santen Pharmaceutical Co. Ltd.	57,500	990,382	(a)
Shionogi & Co. Ltd.	22,751	1,119,487	(a)
Total Pharmaceuticals		25,254,392
Total Health Care		29,265,442
Industrials — 12.9%
Aerospace & Defense — 0.4%
Safran SA	10,548	927,127	(a)
Air Freight & Logistics — 0.4%
Yamato Holdings Co. Ltd.	50,000	784,719	(a)
Airlines — 0.1%
Air Canada	18,000	201,450	*
Building Products — 0.3%
LIXIL Group Corp.	56,600	703,823	(a)
Commercial Services & Supplies — 0.2%
Ritchie Bros Auctioneers Inc.	14,000	479,500
Construction & Engineering — 1.4%
China Railway Group Ltd., Class H Shares	1,377,000	731,240	(a)
Eiffage SA	11,432	809,638	(a)
Obayashi Corp.	171,172	1,466,302	(a)
Total Construction & Engineering		3,007,180
Electrical Equipment — 0.2%
Signify NV	22,176	430,760	(a)
Industrial Conglomerates — 0.8%
CK Hutchison Holdings Ltd.	150,000	1,005,946	(a)
Siemens AG, Registered Shares	8,852	761,877	(a)
Total Industrial Conglomerates		1,767,823
Machinery — 1.5%
Aalberts NV	21,081	500,539	(a)
Amada Holdings Co. Ltd.	70,300	554,975	(a)
Atlas Copco AB, Class A Shares	35,161	1,181,685	(a)
GEA Group AG	23,000	473,604	(a)
IMI PLC	45,000	416,229	(a)
Total Machinery		3,127,032

See Notes to Financial Statements.

QS International Equity Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS International Equity Fund

Security	Shares	Value
Marine — 0.4%
A.P. Moller — Maersk A/S, Class B Shares	874	$784,041	(a)
Professional Services — 1.7%
Adecco Group AG, Registered Shares	13,639	538,137	(a)
Bureau Veritas SA	30,474	579,238	(a)
Randstad NV	17,581	621,165	(a)
Wolters Kluwer NV	26,518	1,885,425	(a)
Total Professional Services		3,623,965
Road & Rail — 0.7%
Aurizon Holdings Ltd.	272,765	706,618	(a)
Nippon Express Co. Ltd.	14,000	685,567	(a)
Total Road & Rail		1,392,185
Trading Companies & Distributors — 4.4%
AerCap Holdings NV	13,127	299,164	*
Ashtead Group PLC	41,455	920,741	(a)
Brenntag AG	15,000	566,694	(a)
ITOCHU Corp.	79,039	1,639,908	(a)
Marubeni Corp.	162,098	808,159	(a)
Mitsubishi Corp.	82,245	1,745,623	(a)
Mitsui & Co. Ltd.	81,099	1,129,720	(a)
Sojitz Corp.	235,800	553,701	(a)
Sumitomo Corp.	80,699	925,363	(a)
Toyota Tsusho Corp.	25,700	605,062	(a)
Total Trading Companies & Distributors		9,194,135
Transportation Infrastructure — 0.4%
Kamigumi Co. Ltd.	43,100	729,110	(a)
Total Industrials		27,152,850
Information Technology — 8.3%
Communications Equipment — 0.6%
Telefonaktiebolaget LM Ericsson, Class B Shares	161,563	1,318,576	(a)
Electronic Equipment, Instruments & Components — 0.1%
Nippon Electric Glass Co. Ltd.	19,146	256,478	(a)
IT Services — 1.3%
Amadeus IT Group SA	10,000	474,254	(a)
Atos SE	8,950	605,615	(a)
Capgemini SE	11,718	991,280	(a)
TIS Inc.	35,100	580,145	(a)
Total IT Services		2,651,294
Semiconductors & Semiconductor Equipment — 3.1%
ASML Holding NV	12,450	3,308,719	(a)
Dialog Semiconductor PLC	15,523	420,205	*(a)

See Notes to Financial Statements.

10	QS International Equity Fund 2020 Semi-Annual Report

QS International Equity Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV	16,200	$1,343,466
Tokyo Electron Ltd.	3,000	564,118	(a)
United Microelectronics Corp.	1,763,000	788,684	(a)
Total Semiconductors & Semiconductor Equipment		6,425,192
Software — 2.1%
Atlassian Corp. PLC, Class A Shares	5,600	768,656	*
Check Point Software Technologies Ltd.	12,325	1,239,156	*
Open Text Corp.	12,900	451,083
SAP SE	9,417	1,081,572	(a)
SimCorp A/S	11,038	929,002	(a)
Total Software		4,469,469
Technology Hardware, Storage & Peripherals — 1.1%
Brother Industries Ltd.	46,100	704,651	(a)
Lite-On Technology Corp.	497,000	672,197	(a)
Logitech International SA, Registered Shares	23,658	1,023,999	(a)
Total Technology Hardware, Storage & Peripherals		2,400,847
Total Information Technology		17,521,856
Materials — 6.5%
Chemicals — 2.3%
Akzo Nobel NV	11,000	725,190	(a)
China BlueChemical Ltd., Class H Shares	2,824,000	434,555	(a)
Covestro AG	11,000	341,700	(a)
Daicel Corp.	76,546	558,889	(a)
LANXESS AG	12,000	480,403	(a)
Mitsubishi Gas Chemical Co. Inc.	50,000	543,115	(a)
Nitto Denko Corp.	12,100	540,143	(a)
Showa Denko KK	24,800	512,756	(a)
Yara International ASA	20,000	632,787	(a)
Total Chemicals		4,769,538
Construction Materials — 1.3%
Anhui Conch Cement Co. Ltd., Class H Shares	111,500	770,798	(a)
HeidelbergCement AG	12,000	523,375	(a)
LafargeHolcim Ltd., Registered Shares	24,452	893,886	(a)
Taiheiyo Cement Corp.	31,300	535,319	(a)
Total Construction Materials		2,723,378
Metals & Mining — 2.5%
BHP Group PLC	44,247	684,366	(a)
BlueScope Steel Ltd.	67,320	367,165	(a)
Evraz PLC	140,000	399,524	(a)
Glencore PLC	351,614	536,655	(a)

See Notes to Financial Statements.

QS International Equity Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS International Equity Fund

Security	Shares	Value
Metals & Mining — continued
Jindal Steel & Power Ltd.	356,061	$385,412	*(a)
Rio Tinto PLC	52,804	2,423,848	(a)
South32 Ltd.	437,516	471,588	(a)
Total Metals & Mining		5,268,558
Paper & Forest Products — 0.4%
Oji Holdings Corp.	160,867	862,649	(a)
Total Materials		13,624,123
Real Estate — 3.6%
Equity Real Estate Investment Trusts (REITs) — 0.6%
Canadian Apartment Properties REIT	16,000	484,218
Klepierre SA	22,990	443,966	(a)
Merlin Properties Socimi SA	48,000	362,751	(a)
Total Equity Real Estate Investment Trusts (REITs)		1,290,935
Real Estate Management & Development — 3.0%
CapitaLand Ltd.	446,500	891,317	(a)
China Overseas Land & Investment Ltd.	282,000	870,233	(a)
Daito Trust Construction Co. Ltd.	7,600	708,855	(a)
PSP Swiss Property AG, Registered Shares	8,927	1,116,468	(a)
Swire Pacific Ltd., Class A Shares	93,500	598,995	(a)
TAG Immobilien AG	36,205	718,454	(a)
Vonovia SE	27,951	1,377,740	(a)
Total Real Estate Management & Development		6,282,062
Total Real Estate		7,572,997
Utilities — 2.9%
Electric Utilities — 2.0%
Chubu Electric Power Co. Inc.	67,472	951,194	(a)
Endesa SA	57,235	1,225,356	(a)
Enel SpA	220,000	1,531,293	(a)
Tohoku Electric Power Co. Inc.	58,500	564,782	(a)
Total Electric Utilities		4,272,625
Gas Utilities — 0.3%
Snam SpA	150,000	692,795	(a)
Independent Power and Renewable Electricity Producers — 0.3%
Uniper SE	27,000	677,620	(a)
Multi-Utilities — 0.3%
Canadian Utilities Ltd., Class A Shares	22,000	525,887
Total Utilities		6,168,927
Total Common Stocks (Cost — $250,474,024)		206,943,417

See Notes to Financial Statements.

12	QS International Equity Fund 2020 Semi-Annual Report

QS International Equity Fund

Security	Rate	Shares	Value
Preferred Stocks — 0.3%
Consumer Discretionary — 0.3%
Automobiles — 0.3%
Porsche Automobil Holding SE (Cost — $907,503)	2.210%	14,065	$607,607	(a)
Total Investments before Short-Term Investments (Cost — $251,381,527)			207,551,024
Short-Term Investments — 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $1,089,517)	0.298%	1,089,517	1,089,517
Total Investments — 99.0% (Cost — $252,471,044)			208,640,541
Other Assets in Excess of Liabilities — 1.0%			2,014,593
Total Net Assets — 100.0%			$210,655,134

*	Non-income producing security.
(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts

CVA	—	Certificaaten van aandelen (Share Certificates)

REIT	—	Real Estate Investment Trust

See Notes to Financial Statements.

QS International Equity Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2020

QS International Equity Fund

Summary of Investments by Country**
Japan	23.8%
United Kingdom	13.4
Switzerland	11.2
Netherlands	7.9
France	7.8
Germany	7.7
Denmark	3.3
Spain	2.9
Canada	2.9
Australia	2.8
Sweden	2.8
China	2.8
Italy	1.5
Hong Kong	1.5
Israel	1.1
Ireland	1.0
Taiwan	0.7
Belgium	0.6
United States	0.5
Singapore	0.4
South Korea	0.4
New Zealand	0.4
Macau	0.4
Jordan	0.3
Norway	0.3
Greece	0.3
Russia	0.2
India	0.2
Mexico	0.2
Luxembourg	0.1
South Africa	0.1
Short-Term Investments	0.5
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2020 and are subject to change.

See Notes to Financial Statements.

14	QS International Equity Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2020

Assets:
Investments, at value (Cost — $252,471,044)	$208,640,541
Foreign currency, at value (Cost — $95,841)	99,602
Dividends and interest receivable	1,777,446
Receivable for securities sold	482,473
Receivable for Fund shares sold	46,021
Other assets	117,866
Prepaid expenses	55,271
Total Assets	211,219,220

Liabilities:
Payable for Fund shares repurchased	198,540
Investment management fee payable	123,892
Trustees’ fees payable	121,604
Service and/or distribution fees payable	11,350
Accrued expenses	108,700
Total Liabilities	564,086
Total Net Assets	$210,655,134

Net Assets:
Par value (Note 7)	$172
Paid-in capital in excess of par value	256,264,435
Total distributable earnings (loss)	(45,609,473)
Total Net Assets	$210,655,134

See Notes to Financial Statements.

QS International Equity Fund 2020 Semi-Annual Report	15

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2020

Net Assets:
Class A	$21,584,446
Class A2	$926,876
Class C	$4,814,166
Class FI	$3,363,052
Class R	$3,000,495
Class I	$20,380,311
Class IS	$156,585,788

Shares Outstanding:
Class A	1,819,968
Class A2	78,577
Class C	399,200
Class FI	271,724
Class R	243,509
Class I	1,648,746
Class IS	12,693,868

Net Asset Value:
Class A (and redemption price)	$11.86
Class A2 (and redemption price)	$11.80
Class C*	$12.06
Class FI (and redemption price)	$12.38
Class R (and redemption price)	$12.32
Class I (and redemption price)	$12.36
Class IS (and redemption price)	$12.34
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$12.58
Class A2 (based on maximum initial sales charge of 5.75%)	$12.52

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

16	QS International Equity Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2020

Investment Income:
Dividends	$3,202,240
Interest	21,314
Less: Foreign taxes withheld	(275,538)
Total Investment Income	2,948,016

Expenses:
Investment management fee (Note 2)	924,663
Service and/or distribution fees (Notes 2 and 5)	86,788
Transfer agent fees (Note 5)	53,312
Registration fees	50,891
Fund accounting fees	39,411
Audit and tax fees	23,933
Custody fees	19,171
Legal fees	17,750
Trustees’ fees	17,309
Shareholder reports	10,187
Insurance	1,721
Interest expense	1,000
Fees recaptured by investment manager (Note 2)	117
Miscellaneous expenses	8,204
Total Expenses	1,254,457
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(70,958)
Net Expenses	1,183,499
Net Investment Income	1,764,517

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	(1,996,034)
Foreign currency transactions	43,719
Net Realized Loss	(1,952,315)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(49,515,364)
Foreign currencies	22,238
Change in Net Unrealized Appreciation (Depreciation)	(49,493,126)
Net Loss on Investments and Foreign Currency Transactions	(51,445,441)
Decrease in Net Assets From Operations	$(49,680,924)

See Notes to Financial Statements.

QS International Equity Fund 2020 Semi-Annual Report	17

Statements of changes in net assets

For the Six Months Ended March 31, 2020 (unaudited) and the Year Ended September 30, 2019	2020	2019

Operations:
Net investment income	$1,764,517	$5,788,557
Net realized gain (loss)	(1,952,315)	4,590,225
Change in net unrealized appreciation (depreciation)	(49,493,126)	(24,317,462)
Decrease in Net Assets From Operations	(49,680,924)	(13,938,680)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,254,857)	(7,500,011)
Decrease in Net Assets From Distributions to Shareholders	(6,254,857)	(7,500,011)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	64,674,650	70,182,792
Reinvestment of distributions	5,913,323	7,187,175
Cost of shares repurchased	(21,099,554)	(137,066,451)
Increase (Decrease) in Net Assets From Fund Share Transactions	49,488,419	(59,696,484)
Decrease in Net Assets	(6,447,362)	(81,135,175)

Net Assets:
Beginning of period	217,102,496	298,237,671
End of period	$210,655,134	$217,102,496

See Notes to Financial Statements.

18	QS International Equity Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$14.86	$16.03	$16.43	$13.98	$13.69	$14.50

Income (loss) from operations:
Net investment income	0.08	0.36	0.31	0.26	0.24	0.27
Net realized and unrealized gain (loss)	(2.72)	(1.18)	(0.29)	2.50	0.33	(0.81)
Total income (loss) from operations	(2.64)	(0.82)	0.02	2.76	0.57	(0.54)

Less distributions from:
Net investment income	(0.28)	(0.35)	(0.42)	(0.31)	(0.28)	(0.27)
Net realized gains	(0.08)	—	—	—	—	—
Total distributions	(0.36)	(0.35)	(0.42)	(0.31)	(0.28)	(0.27)

Net asset value, end of period	$11.86	$14.86	$16.03	$16.43	$13.98	$13.69
Total return[3]	(18.29)%	(5.00)%	0.10%	20.16%	4.09%	(3.72)%

Net assets, end of period (000s)	$21,584	$28,031	$11,678	$12,308	$7,442	$8,391

Ratios to average net assets:
Gross expenses	1.28%[4]	1.36%[5]	1.34%[5]	1.24%	1.28%[5]	1.28%[5]
Net expenses[6]	1.23 [4,7]	1.27 [5,7]	1.29 [5,7]	1.20 [7]	1.28 [5]	1.28 [5,7]
Net investment income	1.04 [4]	2.46	1.90	1.76	1.76	1.87

Portfolio turnover rate	24%	50%	27%	49%[8]	71%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.35%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS International Equity Fund 2020 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A2 Shares[1]	2020[2]	2019	2018	2017	2016[3]

Net asset value, beginning of period	$14.76	$15.94	$16.35	$13.98	$13.60

Income (loss) from operations:
Net investment income	0.06	0.30	0.33	0.28	0.09
Net realized and unrealized gain (loss)	(2.70)	(1.14)	(0.34)	2.45	0.29
Total income (loss) from operations	(2.64)	(0.84)	(0.01)	2.73	0.38

Less distributions from:
Net investment income	(0.24)	(0.34)	(0.40)	(0.36)	—
Net realized gains	(0.08)	—	—	—	—
Total distributions	(0.32)	(0.34)	(0.40)	(0.36)	—

Net asset value, end of period	$11.80	$14.76	$15.94	$16.35	$13.98
Total return[4]	(18.38)%	(5.15)%	(0.10)%	20.06%	2.79%

Net assets, end of period (000s)	$927	$1,189	$1,098	$428	$123

Ratios to average net assets:
Gross expenses	1.53%[5]	1.58%[6]	1.57%[6]	1.47%	1.13%[5]
Net expenses[7]	1.48 [5,8]	1.48 [6,8]	1.50 [6,8]	1.43 [8]	1.13 [5]
Net investment income	0.78 [5]	2.07	2.02	1.88	2.06 [5]

Portfolio turnover rate	24%	50%	27%	49%[9]	71%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]	For the period May 31, 2016 (inception date) to September 30, 2016.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

[10]	For the year ended September 30, 2016.

See Notes to Financial Statements.

20	QS International Equity Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$14.90	$16.02	$16.40	$13.94	$13.61	$14.43

Income (loss) from operations:
Net investment income	0.01	0.18	0.18	0.13	0.14	0.15
Net realized and unrealized gain (loss)	(2.77)	(1.08)	(0.29)	2.51	0.32	(0.79)
Total income (loss) from operations	(2.76)	(0.90)	(0.11)	2.64	0.46	(0.64)

Less distributions from:
Net investment income	—	(0.22)	(0.27)	(0.18)	(0.13)	(0.18)
Net realized gains	(0.08)	—	—	—	—	—
Total distributions	(0.08)	(0.22)	(0.27)	(0.18)	(0.13)	(0.18)

Net asset value, end of period	$12.06	$14.90	$16.02	$16.40	$13.94	$13.61
Total return[3]	(18.60)%	(5.60)%	(0.72)%	19.17%	3.36%	(4.50)%

Net assets, end of period (000s)	$4,814	$7,971	$31,696	$38,169	$40,766	$47,999

Ratios to average net assets:
Gross expenses	2.10%[4]	2.11%[5]	2.10%[5]	2.12%[5]	2.11%[5]	2.11%[5]
Net expenses[6,7]	2.04 [4]	2.00 [5]	2.05 [5]	2.05 [5]	2.05 [5]	2.09 [5]
Net investment income	0.11 [4]	1.25	1.08	0.88	1.03	1.03

Portfolio turnover rate	24%	50%	27%	49%[8]	71%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.10%.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS International Equity Fund 2020 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.48	$16.65	$17.05	$14.50	$14.16	$15.00

Income (loss) from operations:
Net investment income	0.07	0.32	0.30	0.26	0.24	0.28
Net realized and unrealized gain (loss)	(2.83)	(1.17)	(0.28)	2.59	0.34	(0.85)
Total income (loss) from operations	(2.76)	(0.85)	0.02	2.85	0.58	(0.57)

Less distributions from:
Net investment income	(0.26)	(0.32)	(0.42)	(0.30)	(0.24)	(0.27)
Net realized gains	(0.08)	—	—	—	—	—
Total distributions	(0.34)	(0.32)	(0.42)	(0.30)	(0.24)	(0.27)

Net asset value, end of period	$12.38	$15.48	$16.65	$17.05	$14.50	$14.16
Total return[3]	(18.27)%	(5.04)%	0.08%	20.12%	4.06%	(3.78)%

Net assets, end of period (000s)	$3,363	$4,826	$6,540	$8,469	$6,542	$7,804

Ratios to average net assets:
Gross expenses	1.31%[4]	1.38%[5]	1.35%[5]	1.33%[5]	1.31%[5]	1.36%[5]
Net expenses[6,7]	1.26 [4]	1.28 [5]	1.30 [5]	1.28 [5]	1.29 [5]	1.34 [5]
Net investment income	0.96 [4]	2.12	1.74	1.69	1.72	1.82

Portfolio turnover rate	24%	50%	27%	49%[8]	71%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.35%.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	QS International Equity Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.38	$16.57	$17.00	$14.47	$14.17	$14.96

Income (loss) from operations:
Net investment income	0.05	0.29	0.31	0.28	0.22	0.28
Net realized and unrealized gain (loss)	(2.82)	(1.18)	(0.33)	2.53	0.32	(0.88)
Total income (loss) from operations	(2.77)	(0.89)	(0.02)	2.81	0.54	(0.60)

Less distributions from:
Net investment income	(0.21)	(0.30)	(0.41)	(0.28)	(0.24)	(0.19)
Net realized gains	(0.08)	—	—	—	—	—
Total distributions	(0.29)	(0.30)	(0.41)	(0.28)	(0.24)	(0.19)

Net asset value, end of period	$12.32	$15.38	$16.57	$17.00	$14.47	$14.17
Total return[3]	(18.46)%	(5.23)%	(0.14)%	19.79%	3.83%	(4.03)%

Net assets, end of period (000s)	$3,000	$4,228	$4,971	$3,228	$539	$475

Ratios to average net assets:
Gross expenses[4]	1.64%[5]	1.64%	1.65%	1.64%	1.68%	1.62%
Net expenses[4,6,7]	1.55 [5]	1.55	1.55	1.54	1.55	1.59
Net investment income	0.70 [5]	1.93	1.80	1.76	1.58	1.84

Portfolio turnover rate	24%	50%	27%	49%[8]	71%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.60%.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS International Equity Fund 2020 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.49	$16.68	$17.06	$14.52	$14.18	$15.00

Income (loss) from operations:
Net investment income	0.10	0.39	0.39	0.31	0.31	0.34
Net realized and unrealized gain (loss)	(2.83)	(1.19)	(0.32)	2.58	0.33	(0.85)
Total income (loss) from operations	(2.73)	(0.80)	0.07	2.89	0.64	(0.51)

Less distributions from:
Net investment income	(0.32)	(0.39)	(0.45)	(0.35)	(0.30)	(0.31)
Net realized gains	(0.08)	—	—	—	—	—
Total distributions	(0.40)	(0.39)	(0.45)	(0.35)	(0.30)	(0.31)

Net asset value, end of period	$12.36	$15.49	$16.68	$17.06	$14.52	$14.18
Total return[3]	(18.22)%	(4.62)%	0.41%	20.44%	4.54%	(3.47)%

Net assets, end of period (000s)	$20,380	$25,660	$26,068	$23,554	$22,455	$20,100

Ratios to average net assets:
Gross expenses	1.03%[4,5]	1.05%[5]	1.03%	1.02%	0.97%	0.96%
Net expenses[6]	0.95 [4,5,7]	0.95 [5,7]	0.95 [7]	0.95 [7]	0.95 [7]	0.96
Net investment income	1.32 [4]	2.58	2.27	2.01	2.19	2.22

Portfolio turnover rate	24%	50%	27%	49%[8]	71%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.10%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

24	QS International Equity Fund 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	20202	2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.46	$16.66	$17.04	$14.50	$14.16	$14.98

Income (loss) from operations:
Net investment income	0.12	0.37	0.40	0.32	0.31	0.34
Net realized and unrealized gain (loss)	(2.83)	(1.16)	(0.31)	2.59	0.34	(0.84)
Total income (loss) from operations	(2.71)	(0.79)	0.09	2.91	0.65	(0.50)

Less distributions from:
Net investment income	(0.33)	(0.41)	(0.47)	(0.37)	(0.31)	(0.32)
Net realized gains	(0.08)	—	—	—	—	—
Total distributions	(0.41)	(0.41)	(0.47)	(0.37)	(0.31)	(0.32)

Net asset value, end of period	$12.34	$15.46	$16.66	$17.04	$14.50	$14.16
Total return[3]	(18.12)%	(4.57)%	0.50%	20.59%	4.63%	(3.37)%

Net assets, end of period (millions)	$157	$145	$216	$218	$287	$252

Ratios to average net assets:
Gross expenses	0.91%[4]	0.92%[5]	0.90%[5]	0.89%[5]	0.87%	0.86%
Net expenses[6],[7]	0.854	0.855	0.855	0.855	0.85	0.86
Net investment income	1.604	2.43	2.32	2.10	2.23	2.24

Portfolio turnover rate	24%	50%	27%	49%[8]	71%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of the total annual fund operating expenses for Class I shares.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

QS International Equity Fund 2020 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

26	QS International Equity Fund 2020 Semi-Annual Report

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

QS International Equity Fund 2020 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$1,019,608	$13,496,474	—	$14,516,082
Consumer Discretionary	2,891,224	20,179,780	—	23,071,004
Consumer Staples	2,034,526	26,327,639	—	28,362,165
Energy	274,720	7,523,479	—	7,798,199
Financials	1,531,931	30,357,841	—	31,889,772
Health Care	1,810,241	27,455,201	—	29,265,442
Industrials	980,114	26,172,736	—	27,152,850
Information Technology	3,802,361	13,719,495	—	17,521,856
Materials	—	13,624,123	—	13,624,123
Real Estate	484,218	7,088,779	—	7,572,997
Utilities	525,887	5,643,040	—	6,168,927
Preferred Stocks	—	607,607	—	607,607
Total Long-Term Investments	15,354,830	192,196,194	—	207,551,024
Short-Term Investments†	1,089,517	—	—	1,089,517
Total Investments	$16,444,347	$192,196,194	—	$208,640,541

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

28	QS International Equity Fund 2020 Semi-Annual Report

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on

QS International Equity Fund 2020 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

30	QS International Equity Fund 2020 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors a fee monthly, at an annual rate equal to 66 2/3% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.30%, 1.50%, 2.05%, 1.30%, 1.55%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the six months ended March 31, 2020, fees waived and/or expenses reimbursed amounted to $70,958.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

QS International Equity Fund 2020 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at March 31, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Expires September 30, 2020	—	—	—	—	$389	$14,451	$97,377
Expires September 30, 2021	—	—	$9,874	$2,834	4,516	19,902	113,587
Expires September 30, 2022	$17,482	$1,134	20,986	4,773	4,227	24,980	122,663
Expires September 30, 2023	7,498	326	1,862	1,288	1,841	10,388	47,320
Total fee waivers/ expense reimbursements subject to recapture	$24,980	$1,460	$32,722	$8,895	$10,973	$69,721	$380,947

For the six months ended March 31, 2020, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class R	Class I
LMPFA recaptured	$17	$100

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$54	$588	—
CDSCs	—	6	$30

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until

32	QS International Equity Fund 2020 Semi-Annual Report

distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2020, Legg Mason and its affiliates owned 71% of the Fund.

3. Investments

During the six months ended March 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$101,240,311
Sales	56,897,757

At March 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$252,471,044	$13,938,779	$(57,769,282)	$(43,830,503)

4. Derivative instruments and hedging activities

During the six months ended March 31, 2020, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

QS International Equity Fund 2020 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$34,866		$18,154
Class A2	1,524		2,319
Class C	34,218	†	6,696
Class FI	6,018	†	3,848
Class R	10,162		4,820
Class I	—		16,461
Class IS	—		1,014
Total	$86,788		$53,312

†

Amounts shown are exclusive of expense reimbursements. For the six months ended March 31, 2020, the service and/or distribution fees reimbursed amounted to $13 and $1 for Class C and Class FI shares, respectively.

For the six months ended March 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$7,541
Class A2	328
Class C	1,886
Class FI	1,297
Class R	1,847
Class I	10,428
Class IS	47,631
Total	$70,958

6. Distributions to shareholders by class

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Net Investment Income:
Class A	$526,015	$255,574
Class A2	19,598	25,846
Class C	—	437,336
Class FI	80,564	115,870
Class R	52,155	96,159
Class I	533,074	613,002
Class IS	3,788,605	5,956,224
Total	$5,000,011	$7,500,011

34	QS International Equity Fund 2020 Semi-Annual Report

	Six Months Ended March 31, 2020	Year Ended September 30, 2019
Net Realized Gains:
Class A	$144,045	—
Class A2	6,371	—
Class C	37,733	—
Class FI	24,099	—
Class R	19,755	—
Class I	131,359	—
Class IS	891,484	—
Total	$1,254,846	—

7. Shares of beneficial interest

At March 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	123,366	$1,801,276	1,399,784	$21,158,143
Shares issued on reinvestment	42,962	652,591	17,135	238,863
Shares repurchased	(232,279)	(3,380,153)	(259,596)	(3,813,132)
Net increase (decrease)	(65,951)	$(926,286)	1,157,323	$17,583,874

Class A2
Shares sold	6,940	$97,843	35,246	$524,312
Shares issued on reinvestment	1,718	25,969	1,863	25,846
Shares repurchased	(10,621)	(136,280)	(25,431)	(370,787)
Net increase (decrease)	(1,963)	$(12,468)	11,678	$179,371

Class C
Shares sold	12,793	$181,033	120,854	$1,770,658
Shares issued on reinvestment	2,392	37,053	30,899	433,817
Shares repurchased	(151,068)	(2,281,465)	(1,594,600)	(24,076,238)
Net decrease	(135,883)	$(2,063,379)	(1,442,847)	$(21,871,763)

QS International Equity Fund 2020 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended March 31, 2020		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class FI
Shares sold	12,818	$200,874	44,640	$683,146
Shares issued on reinvestment	6,440	102,138	7,800	113,178
Shares repurchased	(59,346)	(730,709)	(133,519)	(2,046,566)
Net decrease	(40,088)	$(427,697)	(81,079)	$(1,250,242)

Class R
Shares sold	26,080	$357,142	88,895	$1,389,994
Shares issued on reinvestment	4,552	71,910	6,654	96,159
Shares repurchased	(62,061)	(882,898)	(120,652)	(1,845,724)
Net decrease	(31,429)	$(453,846)	(25,103)	$(359,571)

Class I
Shares sold	180,621	$2,792,468	414,499	$6,257,576
Shares issued on reinvestment	21,717	343,573	22,313	323,088
Shares repurchased	(210,585)	(3,152,142)	(342,414)	(5,207,392)
Net increase (decrease)	(8,247)	$(16,101)	94,398	$1,373,272

Class IS
Shares sold	3,696,866	$59,244,014	2,498,521	$38,398,963
Shares issued on reinvestment	296,584	4,680,089	412,195	5,956,224
Shares repurchased	(691,114)	(10,535,907)	(6,496,244)	(99,706,612)
Net increase (decrease)	3,302,336	$53,388,196	(3,585,528)	$(55,351,425)

8. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

*  *  *

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the

36	QS International Equity Fund 2020 Semi-Annual Report

global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

QS International Equity Fund 2020 Semi-Annual Report	37

Board approval of management and

subadvisory agreements (unaudited)

At its November 2019 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”), the investment advisory agreement (the “Advisory Agreement”) between the Manager and QS Investors, LLC (the “Subadviser”) and the subadvisory agreement between the Manager and Western Asset Management Company, LLC (“Western Asset”) pursuant to which Western Asset is engaged to provide day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under such subadvisory agreement (the “Subadvisory Agreement”). (The Management Agreement, Advisory Agreement and Subadvisory Agreement are collectively referred to as the “Agreements.”) The Board met on October 11, 2019 and received a presentation from senior Fund management that reviewed the information provided by the Manager and Western Asset. At such October meeting the trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), separately met, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager, the Subadviser and Western Asset to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 7, 2019. The Board, including the Independent Trustees, at its November 2019 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that although no assets were currently being allocated to Western Asset, the Manager recommended that the Subadvisory Agreement with Western Asset be continued to permit allocation of assets to Western Asset at such time as the Manager determined to be appropriate. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser and available to be provided by Western Asset, under the Management, Advisory and Subadvisory Agreements, respectively. The Board also considered the Manager’s supervisory activities over the Subadviser and Western Asset. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its

38	QS International Equity Fund

shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, including the Manager’s role in coordinating the activities of the Subadviser, Western Asset and the Fund’s other service providers and the services rendered by the Subadviser. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and Western Asset, and the quality of the Manager’s administrative and other services. The Board considered that on a regular basis it received and reviewed information from the Manager and the Fund’s Chief Compliance Officer regarding the compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act for the funds in the Legg Mason fund complex, including cybersecurity programs.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager, the Subadviser and Western Asset and the oversight provided by the Manager. The Board considered the Manager’s commitment to providing effective and efficient investment management and shareholder services. The Board also considered the Subadviser’s brokerage policies and practices, the standards applied in seeking best execution and the existence of quality controls applicable to brokerage allocation procedures. The Board noted that the Subadviser does not use soft dollars.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark index. The Board noted that although useful, the data provided by Broadridge may vary depending on the fiscal year-end dates selected and the selection of a peer group. In addition, the Board noted that it had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark index, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year to discuss the factors affecting the Fund’s performance.

QS International Equity Fund	39

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

The Board noted that the Fund’s performance for the five-year period ended June 30, 2019 placed the Class I Shares in the second quintile (the first quintile being the best performers and the fifth quintile being the worst performers) and the Fund’s performance for the one-and three-year periods ended June 30, 2019 placed the Class I Shares in the fourth quintile. The Board noted that its evaluation of the factors of the nature, extent and quality of services led it to conclude that, with respect to these factors and the factors affecting performance, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”), payable by the Fund to the Manager in light of the nature, extent and quality of the management and subadvisory services provided by the Manager and the Subadviser, respectively. The Board reviewed the investment advisory and subadvisory fees, noting that the Manager, and not the Fund, pays the fee to the Subadviser and would pay the fee to Western Asset. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”). The Board also considered that the contractual expense waiver had been extended to December 31, 2021.

The Board also reviewed information regarding the fees the Manager and the Subadviser charged any of their U.S. clients that were included in the same performance composite as the Fund, noting that there were none.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual Management Fee was equal to the median of the Broadridge expense group (third quintile), the Actual Management Fee was higher than the median of the Broadridge expense group (fourth quintile) and the actual total expense ratio was higher than the Broadridge expense group median (fourth quintile) and the expense universe median (third quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). The Board also reviewed the expense ratios for Class A and Class IS Shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2019 and 2018, which corresponds to Legg Mason’s fiscal year end. The Board also received certain information showing historical profitability for fiscal years 2015 through 2019. The Board received a report from the independent consultant engaged by Legg Mason in

40	QS International Equity Fund

February 2019 to assess the methodologies used by Legg Mason for its profitability study. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2015 through 2019 fiscal years. Given the asset size of the Fund and the complex, the fee waivers and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Contractual and Actual Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

QS International Equity Fund	41

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QS

International Equity Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS International Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS International Equity Fund

Legg Mason Funds 620

Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS International Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012837 5/20 SR20-3865

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 21, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 21, 2020